ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2018
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

5.      ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for doubtful accounts consist of the following:

	December 31,
	2017	2018
	RMB’000	RMB’000	US$’000

Accounts receivable	242,344	292,842	42,591
Less: allowance for doubtful accounts	(81,301)	(82,366)	(11,979)

	161,043	210,476	30,612

As of December 31, 2017 and 2018, all accounts receivable were due from third party customers.

An analysis of the allowance for doubtful accounts is as follows:

	December 31,
	2017	2018
	RMB’000	RMB’000	US$’000

Balance, beginning of year	63,921	81,301	11,824
Additions for the current year	18,432	6,719	977
Recovery	(1,052)	(5,654)	(822)

Balance, end of year	81,301	82,366	11,979

The carrying amount of RMB12,989,000 accounts receivable was pledged by the Company to secure capital lease (Note 17) granted to the Group as of December 31, 2018.